VIA EDGAR

May 3, 2013

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	VALIC Separate Account A
	The Variable Annuity Life Insurance Company
	Post-Effective Amendment on Form N-4
	File Nos.: 333-137942 and 811-03240
	(Portfolio Director Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2013 for The Variable Annuity Life Insurance
Company Separate Account A Portfolio Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 19 and Amendment No. 192, as filed with the Securities and Exchange Commission on April 30, 2013.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES
Mark Matthes
Vice President and Associate General Counsel